Schedule of Segment Reporting Information, Total Assets by Segment (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 1	$ 88,072,260
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 2	156,538,182
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 3	99,721,203
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 4	130,706,354
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 5	1,445,527
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 6	177,353
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 7	189,238,990
Consolidated Segment Data Schedule Of Segment Reporting Information, Total Assets By Segment 8	$ 287,421,889